Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Jan. 29, 2018
Document Effective Date	Jan. 29, 2018
Prospectus Date	Jan. 29, 2018
AIG International Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	SIEAX
AIG International Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	SIETX
AIG International Dividend Strategy Fund | Class I
Prospectus:
Trading Symbol	NAOIX
AIG International Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	SEIWX
AIG Japan Fund | Class A
Prospectus:
Trading Symbol	SAESX
AIG Japan Fund | Class C
Prospectus:
Trading Symbol	SAJCX
AIG Japan Fund | Class W
Prospectus:
Trading Symbol	SAJWX